Share based Compensation - HMHL Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands			12 Months Ended
	Jun. 15, 2016	Dec. 20, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of share options
Exercised (in shares)			(56,000)	(93,000)	(243,000)
HMHL Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)				1,187,372	1,211,772
Exercised (in shares)					(24,400)
Cancelled (in shares)	(1,187,372)	(2,485,189)		(1,187,372)
Outstanding as at end of period (in shares)					1,187,372
Vested and expected to vest (in shares)					759,918
Vested and exercisable (in shares)					593,686
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)				£ 7.82	£ 7.71
Exercised (in GBP per share)					2.34
Cancelled (in GBP per share)				£ 7.82
Outstanding balance as at end of period (in GBP per share)					7.82
Vested and expected to vest (in GBP per share)					7.82
Vested and exercisable (in GBP per share)					£ 7.82
Weighted average remaining contractual life
Outstanding					7 years 11 months 19 days
Vested and expected to vest					7 years 11 months 19 days
Vested and exercisable					7 years 11 months 19 days
Aggregate intrinsic value
Outstanding (in GBP)					£ 32,292
Vested and expected to vest (in GBP)					20,667
Vested and exercisable (in GBP)					£ 16,146